Note 17 - Income Taxes (Details) - Income Tax Expense (Recovery) Incurred by Jurisdictions - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Current income tax expense
Current income tax expense	$ 1,443	$ 2,784	$ 1,768
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	5,765	3,978	2,353
	7,208	6,762	4,121
Canada [Member]
Current income tax expense
Current income tax expense	94	568	61
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	3,493	3,741	3,827
United States [Member]
Current income tax expense
Current income tax expense	70	1,060	605
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	800	2,144	2,804
Other Countries [Member]
Current income tax expense
Current income tax expense	1,279	1,156	1,102
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	$ 1,472	$ (1,907)	$ (4,278)